Note 1 - Organization and Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Cash, Cash Equivalents, and Short-Term Investments	$ 28,909		$ 36,523
Retained Earnings (Accumulated Deficit)	(347,854)		(337,635)	$ (250,509)
Net Income (Loss) Attributable to Parent	(10,219)	$ (26,265)	(87,126)	(98,714)
Net Cash Provided by (Used in) Operating Activities	$ (7,885)	$ (17,195)	$ (50,725)	$ (71,649)
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Number of Operating Segments			1
Property, Plant and Equipment, Net	$ 339		$ 281	$ 7,665
Restricted Cash, Noncurrent	2,150		2,150	2,150
Accounts Receivable, Allowance for Credit Loss, Writeoff			0	0
Accounts Receivable, Allowance for Credit Loss			35	0
Inventory Valuation Reserves	$ 5,025		5,062	833
Impairment, Long-Lived Asset, Held-for-Use			$ 9,988	$ 0
Number of Finance Leases			0	0
Standard Product Warranty Term (Year)			1 year
Contract with Customer, Asset, after Allowance for Credit Loss			$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			0	$ 0
Convertible Note 2022 [Member]
Convertible Debt			$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			2 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			7 years
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			10.00%
Customer Concentration Risk [Member] | Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk, Percentage				10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Vendor [Member]
Concentration Risk, Percentage			10.00%
Supplier Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Two Vendors [Member]
Concentration Risk, Percentage				10.00%